Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Licensed copyrights [Member]
Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of licensed period or projected useful life of contents
Leasehold Improvements [Member]
Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of licensed period or projected useful life of contents
Motor vehicles [Member]
Estimated Useful Lives [Line Items]
Property and equipment, useful lives	4 years
Minimum [Member] | Fixture and furniture [Member]
Estimated Useful Lives [Line Items]
Property and equipment, useful lives	3 years
Minimum [Member] | Office equipment [Member]
Estimated Useful Lives [Line Items]
Property and equipment, useful lives	3 years
Maximum [Member] | Fixture and furniture [Member]
Estimated Useful Lives [Line Items]
Property and equipment, useful lives	10 years
Maximum [Member] | Office equipment [Member]
Estimated Useful Lives [Line Items]
Property and equipment, useful lives	5 years